Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2022
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2020	2021	2022
Customer A	*	14%	*
Customer B	14%	11%	11%

	As of
	December 31,
Accounts receivable, net	2021	2022
Customer A	20%	*
Customer C	*	10%

Supplier risk
Concentration and risks
Schedule of concentration and risks

	As of
	December 31,
Accounts payable	2021	2022
Supplier I	15%	15%
*	The percentage was below 10% for the period.